Stock-Based Employee Compensation - Summary of Stock Option Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 25, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of year, Shares
Granted, Shares	830,000
Exercised, Shares
Forfeited, Shares	(5,000)
Outstanding at end of period, Shares	825,000
Options exercisable at end of period, Shares
Outstanding at beginning of year, Weighted average exercise price
Granted, Weighted average exercise price	$ 13.09
Exercised, Weighted average exercise price
Forfeited, Weighted average exercise price	$ 13.00
Outstanding at end of period, Weighted average exercise price	$ 13.09
Options exercisable at end of period, Weighted average exercise price
Outstanding at end of period, Weighted average Remaining Contractual Term	9 years 7 months 13 days
Options exercisable at end of period, Weighted average Remaining Contractual Term
Outstanding at end of period, Aggregate Intrinsic Value	$ 1,845
Options exercisable at end of period, Aggregate Intrinsic Value